Overview and Summary of Significant Accounting Policies - Merger with Pathfinder Acquisition Corporation (Details) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($)	Feb. 10, 2023 USD ($)	Feb. 28, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Recapitalization exchange ratio		0.4887
Acquisition related costs				$ 29.2
Recapitalization costs	$ 19.7	$ 27.5
Venture Linked Notes [Member]
Business Acquisition [Line Items]
Acquisition costs expensed			$ 7.9	$ 7.9	$ 1.6